Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Plan’s assets recorded at fair value were as follows:

		Fair Value At
	Fair Value Hierarchy	December 31, 2025	December 31, 2024
Cash and cash equivalents	Level 1	$4,054,675	$3,788,479
Best Buy Co., Inc. stock fund	Level 1	78,478,924	97,909,706
Registered investment companies	Level 1	35,531,037	35,893,169
Stable value fund	Level 1	5,949,146	7,706,660
		124,013,782	145,298,014
Pooled funds(1)	NAV	3,256,692,931	2,821,160,184
		$3,380,706,713	$2,966,458,198
(1)Certain investments that are measured at fair value using the net asset value per share (“NAV”) (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented as Investments at fair value in the Statements of Net Assets Available for Benefits.